Cash and cash equivalents (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash equivalents (a)	R$ 1,035,573	R$ 660,075
U S D [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents (a)	R$ 24,447	R$ 23,228
Bank Certificates Of Deposit [Member]
IfrsStatementLineItems [Line Items]
Percentage of average interest	99.21%
Interbank Certificates Of Deposit [Member]
IfrsStatementLineItems [Line Items]
Percentage of average interest		100.38%